UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund                                                                          as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (2) — 99.6%

Security	Shares	Value
Advertising — 0.7%
Lamar Advertising Co. (1)	125,000	$5,767,500
		$5,767,500
Aerospace & Defense — 5.0%
Alliant Techsystems, Inc. (1)	93,300	7,106,661
General Dynamics Corp.	73,497	8,382,333
L-3 Communications Holdings, Inc.	105,000	7,806,750
Northrop Grumman Corp.	148,100	8,902,291
Precision Castparts Corp.	137,078	7,102,011
		$39,300,046
Apparel — 1.6%
Nike, Inc., Class B	142,000	12,324,180
		$12,324,180
Asset Management — 2.7%
Affiliated Managers Group, Inc. (1)	99,000	7,944,750
T. Rowe Price Group, Inc.	181,700	13,087,851
		$21,032,601
Auto and Parts — 1.3%
BorgWarner, Inc.	169,700	10,288,911
		$10,288,911
Beverages — 2.2%
Anheuser-Busch Companies, Inc.	133,600	5,739,456
PepsiCo, Inc.	197,000	11,638,760
		$17,378,216
Biotechnology — 1.1%
Genzyme Corp. (1)	124,200	8,790,876
		$8,790,876
Business Services — 2.0%
Cintas Corp.	130,200	5,361,636
Paychex, Inc.	278,800	10,627,856
		$15,989,492
Chemicals — 1.2%
Monsanto Co.	122,700	9,512,931
		$9,512,931
Chemicals-Specialty — 1.4%
Ecolab, Inc.	301,900	10,949,913
		$10,949,913

Commercial Banks — 7.2%
Bank of New York Co., Inc.	318,000	$10,128,300
Commerce Bancorp, Inc.	234,500	8,069,145
North Fork Bancorporation, Inc.	356,850	9,763,416
Sovereign Bancorporation, Inc.	311,200	6,728,144
SunTrust Banks, Inc.	159,000	11,568,840
Wells Fargo & Co.	175,400	11,020,382
		$57,278,227
Commercial Printing — 0.8%
Donnelley (R.R.) & Sons Co.	188,000	6,431,480
		$6,431,480
Communications Equipment — 0.8%
Cisco Systems, Inc. (1)	371,100	6,353,232
		$6,353,232
Computer Software — 2.9%
Microsoft Corp.	369,000	9,649,350
Oracle Corp. (1)	778,800	9,509,148
SAP AG ADR	87,600	3,948,132
		$23,106,630
Computers & Peripherals — 1.4%
International Business Machines Corp.	132,300	10,875,060
		$10,875,060
Department Stores — 0.9%
Federated Department Stores, Inc.	108,000	7,163,640
		$7,163,640
Diversified Metals/Mining — 1.1%
Phelps Dodge Corp.	58,200	8,373,234
		$8,373,234
Diversified Telecommunication Services — 0.8%
Sprint Nextel Corp.	262,300	6,127,328
		$6,127,328
Electrical Equipment — 1.2%
Emerson Electric Co.	126,200	9,427,140
		$9,427,140
Electronic Equipment & Instruments — 1.2%
Flextronics International, Ltd. (1)	882,300	9,211,212
		$9,211,212
Entertainment — 0.6%
Harrah’s Entertainment, Inc.	66,000	4,705,140
		$4,705,140

Financial Services — 6.4%
American Express Co.	198,800	$10,230,248
Citigroup, Inc.	237,600	11,530,728
Countrywide Financial Corp.	199,000	6,803,810
Goldman Sachs Group, Inc.	112,100	14,316,291
Merrill Lynch & Co., Inc.	115,400	7,816,042
		$50,697,119
Health Services — 1.6%
Caremark Rx, Inc. (1)	183,000	9,477,570
UnitedHealth Group, Inc.	54,800	3,405,272
		$12,882,842
Healthcare Equipment — 2.7%
Edwards Lifesciences Corp. (1)	138,400	5,758,824
Fisher Scientific International, Inc. (1)	155,000	9,588,300
Stryker Corp.	132,800	5,900,304
		$21,247,428
Healthcare Services — 1.0%
Laboratory Corporation of America Holdings (1)	142,300	7,662,855
		$7,662,855
Healthcare Supplies — 0.7%
DENTSPLY International, Inc.	98,700	5,299,203
		$5,299,203
Hotel/Resort/Cruise — 2.8%
Carnival Corp.	204,100	10,913,227
Starwood Hotels & Resorts Worldwide, Inc.	171,100	10,926,446
		$21,839,673
Industrial Conglomerates — 1.0%
Tyco International, Ltd.	285,300	8,233,758
		$8,233,758
Insurance — 3.7%
Aflac, Inc.	213,900	9,929,238
Allstate Corp.	127,600	6,899,332
MGIC Investment Corp.	70,000	4,607,400
PartnerRe, Ltd.	123,600	8,116,812
		$29,552,782
Integrated Telecommunication Services — 0.9%
AT&T, Inc.	291,500	7,138,835
		$7,138,835
Internet Software & Services — 1.2%
Google, Inc., Class A (1)	22,000	9,126,920
		$9,126,920

Machinery — 1.2%
Deere & Co.	144,900	$9,869,139
		$9,869,139
Media — 1.6%
Time Warner, Inc.	418,500	7,298,640
Walt Disney Co.	226,000	5,417,220
		$12,715,860
Medical Products — 1.7%
Biomet, Inc.	190,300	6,959,271
Charles River Laboratories International, Inc. (1)	152,700	6,469,899
		$13,429,170
Metals-Industrial — 2.9%
Alcoa, Inc.	315,200	9,320,464
Freeport-McMoRan Copper & Gold, Inc., Class B	95,500	5,137,900
Inco, Ltd. (1)	201,000	8,757,570
		$23,215,934
Mining — 1.2%
Newmont Mining Corp.	183,000	9,772,200
		$9,772,200
Oil and Gas — 2.4%
BP PLC ADR	176,000	11,302,720
Marathon Oil Corp.	121,000	7,377,370
		$18,680,090
Oil and Gas-Equipment and Services — 2.5%
Halliburton Co.	172,000	10,657,120
Williams Co., Inc.	396,100	9,177,637
		$19,834,757
Oil and Gas-Exploration and Production — 4.3%
Burlington Resources, Inc.	111,000	9,568,200
Canadian Natural Resources, Ltd.	174,000	8,633,880
Chesapeake Energy Corp.	205,500	6,520,515
Nabors Industries, Ltd. (1)	42,500	3,219,375
Noble Corp.	84,500	5,960,630
		$33,902,600
Personal Products — 1.7%
Colgate-Palmolive Co.	117,100	6,422,935
Procter & Gamble Co. (The)	122,070	7,065,412
		$13,488,347
Pharmaceuticals — 3.4%
Johnson & Johnson	126,800	7,620,680
Sepracor, Inc. (1)	143,000	7,378,800

Watson Pharmaceuticals, Inc. (1)	146,800	$4,772,468
Wyeth	161,300	7,431,091
		$27,203,039
Railroads — 2.2%
Canadian Pacific Railway, Ltd.	183,900	7,714,605
CSX Corp.	198,000	10,052,460
		$17,767,065
REITs — 1.3%
Simon Property Group, Inc.	132,100	10,122,823
		$10,122,823
Restaurants — 1.0%
Yum! Brands, Inc.	160,000	7,500,800
		$7,500,800
Retail-Food and Drug — 3.6%
CVS Corp.	303,400	8,015,828
Safeway, Inc.	278,000	6,577,480
Walgreen Co.	315,000	13,941,900
		$28,535,208
Retail-General — 0.9%
BJ’s Wholesale Club, Inc. (1)	235,000	6,946,600
		$6,946,600
Retail-Specialty and Apparel — 1.1%
Bed Bath and Beyond, Inc. (1)	237,400	8,582,010
		$8,582,010
Semiconductors & Semiconductor Equipment — 3.7%
Altera Corp. (1)	240,000	4,447,200
Analog Devices, Inc.	184,500	6,618,015
Applied Materials, Inc.	428,800	7,692,672
Intel Corp.	248,500	6,202,560
Linear Technology Corp.	129,300	4,663,851
		$29,624,298
Services-Data Processing — 1.8%
Electronic Data Systems Corp.	321,000	7,716,840
Fiserv, Inc. (1)	156,000	6,750,120
		$14,466,960
Tobacco — 1.0%
Altria Group, Inc.	102,700	7,673,744
		$7,673,744
Total Common Stocks (identified cost $755,014,327)		$787,399,048

Commercial Paper — 3.7%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 4.20%, 1/3/06	$29,374	$29,367,146
Total Commercial Paper (at amortized cost, $29,367,146)		$29,367,146

Short-Term Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.23%, 1/3/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 103.6% (identified cost $786,381,473)		$818,766,194

Covered Call Options Written — (3.1)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Affiliated Managers Group, Inc., Expires 3/18/06, Strike 80.00	625	$188,167	$(221,875)
Aflac, Inc., Expires 2/18/06, Strike 45.00	310	74,988	(69,750)
Alcoa, Inc., Expires 1/21/06, Strike 25.00	670	64,261	(321,600)
Alliant Techsystems, Inc., Expires 2/18/06, Strike 75.00	375	100,122	(115,312)
Allstate Corp., Expires 1/21/06, Strike 55.00	565	117,988	(16,950)
Altera Corp., Expires 1/21/06, Strike 20.00	1,580	216,334	(23,700)
Altria Group, Inc., Expires 3/18/06, Strike 80.00	1,027	177,665	(123,240)
American Express Co., Expires 1/21/06, Strike 50.00	545	69,213	(111,725)
Analog Devices, Inc., Expires 6/17/06, Strike 40.00	1,845	464,920	(230,625)
Anheuser-Busch Companies, Inc., Expires 3/18/06, Strike 45.00	480	61,398	(24,000)
Applied Materials, Inc., Expires 4/22/06, Strike 18.00	1,515	203,759	(174,225)
AT&T, Inc., Expires 4/22/06, Strike 25.00	2,915	112,223	(131,175)
Bank of New York Co., Inc., Expires 4/22/06, Strike 30.00	1,040	189,274	(278,200)
Bed Bath and Beyond, Inc., Expires 1/21/06, Strike 42.50	1,290	305,494	(6,450)
Biomet, Inc., Expires 1/21/06, Strike 35.00	680	94,857	(136,000)

BJ’s Wholesale Club, Inc., Expires 3/18/06, Strike 25.00	390	$97,301	$(218,400)
BorgWarner, Inc., Expires 1/21/06, Strike 55.00	655	250,146	(386,450)
BP PLC ADR, Expires 4/22/06, Strike 70.00	1,760	223,510	(123,200)
Burlington Resources, Inc., Expires 1/21/06, Strike 75.00	645	233,516	(735,300)
Canadian Natural Resources, Ltd., Expires 3/18/06, Strike 50.00	1,740	586,355	(556,800)
Canadian Pacific Railway, Ltd., Expires 3/18/06, Strike 45.00	1,839	178,375	(137,925)
Caremark Rx, Inc., Expires 1/21/06, Strike 50.00	1,075	270,810	(263,375)
Carnival Corp., Expires 1/21/06, Strike 50.00	1,055	263,525	(390,350)
Charles River Laboratories International, Inc., Expires 2/18/06, Strike 45.00	495	102,415	(34,650)
Chesapeake Energy Corp., Expires 4/22/06, Strike 30.00	1,275	359,777	(510,000)
Cintas Corp., Expires 2/18/06, Strike 45.00	600	76,197	(6,000)
Cisco Systems, Inc., Expires 1/21/06, Strike 17.50	940	61,298	(14,100)
Citigroup, Inc., Expires 6/17/06, Strike 50.00	2,376	420,534	(320,760)
Colgate-Palmolive Co., Expires 1/21/06, Strike 55.00	1,171	131,048	(93,680)
Commerce Bancorp, Inc., Expires 1/21/06, Strike 32.50	1,035	146,872	(243,225)
Countrywide Financial Corp., Expires 1/21/06, Strike 32.50	655	88,094	(131,000)
CSX Corp., Expires 1/21/06, Strike 45.00	1,015	321,668	(598,850)
CVS Corp., Expires 2/18/06, Strike 27.50	1,235	206,236	(86,450)
Deere & Co., Expires 3/18/06, Strike 70.00	1,449	517,271	(376,740)
DENTSPLY International, Inc., Expires 1/21/06, Strike 55.00	987	149,935	(49,350)
Donnelley (R.R.) & Sons Co., Expires 3/18/06, Strike 35.00	1,880	201,309	(145,700)
Ecolab, Inc., Expires 1/21/06, Strike 30.00	535	108,021	(342,400)
Ecolab, Inc., Expires 4/22/06, Strike 35.00	2,484	194,986	(602,370)
Edwards Lifesciences Corp., Expires 2/18/06, Strike 45.00	680	63,577	(20,400)
Electronic Data Systems Corp., Expires 1/21/06, Strike 22.50	1,860	190,318	(321,780)
Emerson Electric Co., Expires 1/21/06, Strike 70.00	1,262	280,060	(656,240)
Federated Department Stores, Inc., Expires 2/18/06, Strike 70.00	365	123,000	(47,450)

Fiserv, Inc., Expires 1/21/06, Strike 45.00	770	$168,120	$(15,400)
Fisher Scientific International, Inc., Expires 3/18/06, Strike 65.00	975	233,503	(146,250)
Flextronics International, Ltd., Expires 4/22/06, Strike 10.00	2,705	239,382	(311,075)
Freeport-McMoRan Copper & Gold, Inc., Expires 2/18/06, Strike 55.00	620	116,784	(136,400)
General Dynamics Corp., Expires 5/20/06, Strike 115.00	330	167,303	(165,000)
Genzyme Corp., Expires 1/21/06, Strike 75.00	625	182,492	(31,250)
Goldman Sachs Group, Inc., Expires 1/21/06, Strike 120.00	1,121	635,502	(896,800)
Google, Inc., Expires 1/21/06, Strike 320.00	125	273,354	(1,197,500)
Hallibutron Co., Expires 1/21/06, Strike 60.00	635	247,185	(222,250)
Harrah’s Entertainment, Inc., Expires 2/18/06, Strike 70.00	315	92,477	(113,400)
Inco, Ltd., Expires 1/21/06, Strike 45.00	1,080	142,554	(81,000)
Intel Corp., Expires 1/21/06, Strike 25.00	1,485	166,313	(89,100)
International Business Machines Corp., Expires 1/21/06, Strike 85.00	825	147,945	(61,875)
Johnson & Johnson, Expires 4/22/06, Strike 65.00	1,268	180,619	(76,080)
L-3 Communications Holdings, Inc., Expires 4/22/06, Strike 75.00	400	169,747	(144,000)
Laboratory Corporation of America Holdings, Expires 1/21/06, Strike 47.50	815	213,127	(529,750)
Lamar Advertising Co., Expires 4/22/06, Strike 45.00	1,250	377,487	(400,000)
Linear Technology Corp., Expires 2/18/06, Strike 37.50	865	77,051	(64,875)
Marathon Oil Corp., Expires 4/22/06, Strike 60.00	845	369,249	(388,700)
Merrill Lynch & Co., Inc., Expires 1/21/06, Strike 65.00	630	157,178	(207,900)
MGIC Investment Corp., Expires 3/18/06, Strike 65.00	405	142,554	(141,750)
Microsoft Corp., Expires 1/21/06, Strike 25.00	1,000	93,497	(125,000)
Monsanto Co., Expires 1/21/06, Strike 65.00	635	245,735	(793,750)
Nabors Industries, Ltd., Expires 3/18/06, Strike 70.00	305	136,329	(265,350)
Newmont Mining Corp., Expires 3/18/06, Strike 47.50	1,425	565,701	(1,048,800)
Nike, Inc., Expires 1/21/06, Strike 85.00	645	214,139	(177,375)
Noble Corp., Expires 3/18/06, Strike 75.00	635	251,164	(196,850)
North Fork Bancorporation, Inc., Expires 2/18/06, Strike 27.50	1,225	108,408	(85,750)

Northrop Grumman Corp., Expires 1/21/06, Strike 55.00	655	$165,012	$(353,700)
Oracle Corp., Expires 3/18/06, Strike 13.00	4,265	347,229	(106,625)
PartnerRe, Ltd., Expires 2/18/06, Strike 70.00	235	16,574	(19,975)
Paychex, Inc., Expires 1/21/06, Strike 32.50	1,125	210,284	(646,875)
PepsiCo, Inc., Expires 1/21/06, Strike 60.00	1,970	210,781	(82,740)
Phelps Dodge Corp., Expires 1/21/06, Strike 120.00	420	431,286	(1,033,200)
Precision Castparts Corp., Expires 3/18/06, Strike 50.00	830	279,698	(327,850)
Procter & Gamble Co. (The), Expires 1/21/06, Strike 55.00	602	110,055	(126,173)
Safeway, Inc., Expires 3/18/06, Strike 22.50	1,685	331,931	(332,788)
SAP AG ADR, Expires 3/18/06, Strike 45.00	600	106,195	(111,000)
Sepracor, Inc., Expires 1/21/06, Strike 55.00	695	298,465	(52,125)
Simon Property Group, Inc., Expires 1/21/06, Strike 75.00	460	116,022	(147,200)
Sovereign Bancorporation, Inc., Expires 1/21/06, Strike 22.50	1,605	264,014	(32,100)
Sprint Nextel Corp., Expires 5/20/06, Strike 25.00	1,565	184,664	(164,325)
Starwood Hotels & Resorts Worldwide, Inc., Expires 2/18/06, Strike 65.00	1,055	144,803	(200,450)
Stryker Corp., Expires 1/21/06, Strike 50.00	455	157,837	(6,825)
SunTrust Banks, Inc., Expires 1/21/06, Strike 70.00	775	210,727	(240,250)
T. Rowe Price Group, Inc., Expires 1/21/06, Strike 60.00	967	480,583	(1,155,565)
Time Warner, Inc., Expires 1/21/06, Strike 17.50	2,585	228,765	(77,550)
Tyco International, Ltd., Expires 1/21/06, Strike 27.50	715	137,215	(110,825)
Walgreen Co., Expires 1/21/06, Strike 42.50	1,410	327,003	(303,150)
Walt Disney Co., Expires 1/21/06, Strike 22.50	239	36,306	(38,240)
Watson Pharmaceuticals, Inc., Expires 5/20/06, Strike 35.00	675	85,722	(67,500)
Wells Fargo & Co., Expires 1/21/06, Strike 60.00	660	93,717	(194,700)
Williams Co., Inc., Expires 1/21/06, Strike 22.50	2,570	313,370	(282,700)
Wyeth, Expires 4/22/06, Strike 45.00	1,613	221,730	(483,900)

Yum! Brands, Inc., Expires 1/21/06, Strike 50.00	845	$162,163	$(12,675)
Total Call Options Written (premiums received $20,073,867)			$(24,222,008)
Other Assets, Less Liabilities — (0.5)%			$(4,138,526)
Net Assets — 100.0%			$790,405,660

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Non-income producing security.
(2)		A portion of each common stock holding has been segregated as collateral for outstanding options written.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$786,381,473
Gross unrealized appreciation	$51,776,163
Gross unrealized depreciation	(19,391,442)
Net unrealized appreciation	$32,384,721

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	February 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 24, 2006